Quarterly Holdings Report
for
Fidelity® Short-Term Bond Index Fund
November 30, 2022
SDX-NPRT1-0123
1.9884840.105
Nonconvertible Bonds - 31.3%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 0.3%
AT&T, Inc. 2.3% 6/1/27	2,980,000	2,682,013
Telefonica Emisiones S.A.U. 4.103% 3/8/27	580,000	553,289
Verizon Communications, Inc.:
0.75% 3/22/24	1,600,000	1,521,060
0.85% 11/20/25	1,600,000	1,435,907
1.45% 3/20/26	1,239,000	1,120,719
		7,312,988
Entertainment - 0.1%
Activision Blizzard, Inc. 3.4% 9/15/26	350,000	334,860
The Walt Disney Co.:
1.75% 1/13/26	760,000	698,787
3.35% 3/24/25	900,000	876,567
3.375% 11/15/26	310,000	296,397
		2,206,611
Interactive Media & Services - 0.2%
Alphabet, Inc.:
0.45% 8/15/25	850,000	767,400
1.998% 8/15/26	650,000	605,124
Baidu, Inc.:
1.72% 4/9/26	1,000,000	887,650
4.375% 5/14/24	700,000	687,932
Meta Platforms, Inc. 3.5% 8/15/27 (b)	1,040,000	977,332
		3,925,438
Media - 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.5% 2/1/24	980,000	968,786
4.908% 7/23/25	360,000	354,345
Comcast Corp.:
2.35% 1/15/27	270,000	247,588
3.15% 3/1/26	750,000	717,634
3.375% 2/15/25	920,000	895,321
3.375% 8/15/25	940,000	911,337
3.7% 4/15/24	1,970,000	1,942,141
3.95% 10/15/25	470,000	461,947
Discovery Communications LLC:
3.25% 4/1/23	60,000	59,388
3.9% 11/15/24	100,000	96,360
4.9% 3/11/26	720,000	699,783
Fox Corp. 4.03% 1/25/24	650,000	641,328
Grupo Televisa SA de CV 6.625% 3/18/25	290,000	295,764
Magallanes, Inc.:
3.638% 3/15/25 (b)	700,000	668,389
3.755% 3/15/27 (b)	1,640,000	1,494,504
Paramount Global:
2.9% 1/15/27	190,000	170,332
4.75% 5/15/25	440,000	435,920
TCI Communications, Inc. 7.875% 2/15/26	620,000	678,876
TWDC Enterprises 18 Corp.:
1.85% 7/30/26	120,000	109,169
2.95% 6/15/27	820,000	769,427
3% 2/13/26	130,000	124,079
		12,742,418
Wireless Telecommunication Services - 0.2%
Rogers Communications, Inc. 3.2% 3/15/27 (b)	580,000	541,217
T-Mobile U.S.A., Inc.:
1.5% 2/15/26	290,000	259,835
3.5% 4/15/25	1,030,000	997,252
5.375% 4/15/27	1,020,000	1,013,178
Vodafone Group PLC:
3.75% 1/16/24	1,170,000	1,157,435
4.125% 5/30/25	190,000	187,556
		4,156,473
TOTAL COMMUNICATION SERVICES		30,343,928
CONSUMER DISCRETIONARY - 1.8%
Auto Components - 0.0%
Magna International, Inc. 4.15% 10/1/25	360,000	353,212
Automobiles - 0.7%
American Honda Finance Corp.:
0.875% 7/7/23	1,690,000	1,648,673
1% 9/10/25	1,450,000	1,312,822
1.2% 7/8/25	505,000	461,194
1.5% 1/13/25	240,000	224,892
2.05% 1/10/23	160,000	159,554
2.15% 9/10/24	740,000	705,615
3.55% 1/12/24	250,000	246,344
General Motors Co. 4% 4/1/25	390,000	379,839
General Motors Financial Co., Inc.:
1.05% 3/8/24	1,027,000	971,534
1.25% 1/8/26	1,070,000	937,741
2.7% 8/20/27	580,000	511,499
3.25% 1/5/23	50,000	49,913
3.5% 11/7/24	370,000	357,108
3.95% 4/13/24	320,000	314,582
4% 1/15/25	530,000	515,756
4% 10/6/26	640,000	602,545
4.15% 6/19/23	250,000	248,326
4.25% 5/15/23	70,000	69,748
4.3% 7/13/25	840,000	815,700
5% 4/9/27	960,000	938,507
5.1% 1/17/24	1,503,000	1,498,136
5.25% 3/1/26	590,000	584,509
Stellantis NV 5.25% 4/15/23	620,000	617,619
Toyota Motor Corp.:
0.681% 3/25/24	1,230,000	1,164,676
1.339% 3/25/26	110,000	99,152
2.358% 7/2/24	720,000	694,149
		16,130,133
Hotels, Restaurants & Leisure - 0.2%
Expedia, Inc. 5% 2/15/26	330,000	328,966
Marriott International, Inc.:
3.125% 6/15/26	190,000	177,827
3.6% 4/15/24	1,430,000	1,403,075
McDonald's Corp.:
1.45% 9/1/25	110,000	101,596
3.3% 7/1/25	1,310,000	1,274,101
3.7% 1/30/26	110,000	107,860
Starbucks Corp.:
2.45% 6/15/26	350,000	327,213
3.1% 3/1/23	100,000	99,604
3.8% 8/15/25	583,000	575,234
		4,395,476
Household Durables - 0.1%
D.R. Horton, Inc. 1.3% 10/15/26	750,000	644,098
Lennar Corp.:
4.5% 4/30/24	400,000	394,208
4.75% 5/30/25	400,000	392,068
5.875% 11/15/24	100,000	100,512
		1,530,886
Internet & Direct Marketing Retail - 0.4%
Alibaba Group Holding Ltd. 3.6% 11/28/24	2,000,000	1,924,720
Amazon.com, Inc.:
0.4% 6/3/23	210,000	205,372
0.8% 6/3/25	2,158,000	1,980,977
1% 5/12/26	1,168,000	1,041,119
1.2% 6/3/27	1,440,000	1,256,940
3.15% 8/22/27	1,120,000	1,064,375
eBay, Inc.:
1.4% 5/10/26	666,000	594,061
3.45% 8/1/24	100,000	97,625
		8,165,189
Multiline Retail - 0.1%
Dollar General Corp. 4.625% 11/1/27	1,000,000	991,952
Kohl's Corp. 9.5% 5/15/25	290,000	300,295
Target Corp.:
2.25% 4/15/25	313,000	297,683
2.5% 4/15/26	420,000	395,830
3.5% 7/1/24	570,000	560,900
		2,546,660
Specialty Retail - 0.3%
AutoZone, Inc. 3.125% 4/21/26	270,000	256,607
Lowe's Companies, Inc. 4% 4/15/25	2,863,000	2,821,698
Ross Stores, Inc. 4.6% 4/15/25	450,000	447,950
The Home Depot, Inc.:
2.125% 9/15/26	480,000	442,283
2.8% 9/14/27	1,220,000	1,141,772
3% 4/1/26	100,000	95,788
3.35% 9/15/25	720,000	699,637
		5,905,735
Textiles, Apparel & Luxury Goods - 0.0%
NIKE, Inc.:
2.4% 3/27/25	836,000	800,538
2.75% 3/27/27	550,000	516,911
		1,317,449
TOTAL CONSUMER DISCRETIONARY		40,344,740
CONSUMER STAPLES - 1.3%
Beverages - 0.3%
Anheuser-Busch Companies LLC / Anheuser-Busch InBev Worldwide, Inc. 3.65% 2/1/26	780,000	756,893
Constellation Brands, Inc.:
3.6% 5/9/24	960,000	941,096
3.7% 12/6/26	340,000	326,002
4.75% 11/15/24	710,000	705,900
Dr. Pepper Snapple Group, Inc.:
2.55% 9/15/26	110,000	100,876
3.4% 11/15/25	150,000	145,034
4.417% 5/25/25	237,000	236,982
Molson Coors Beverage Co. 3% 7/15/26	840,000	787,886
PepsiCo, Inc.:
2.25% 3/19/25	1,870,000	1,783,681
2.375% 10/6/26	500,000	469,198
3.6% 3/1/24	120,000	118,519
The Coca-Cola Co. 1.75% 9/6/24	510,000	489,165
		6,861,232
Food & Staples Retailing - 0.3%
Kroger Co.:
2.65% 10/15/26	120,000	110,410
3.5% 2/1/26	200,000	192,146
Sysco Corp. 3.3% 7/15/26	590,000	559,618
Walgreens Boots Alliance, Inc.:
3.45% 6/1/26	360,000	344,713
3.8% 11/18/24	910,000	892,750
Walmart, Inc.:
2.35% 12/15/22	41,000	40,976
2.85% 7/8/24	370,000	360,738
3.05% 7/8/26	1,150,000	1,112,454
3.4% 6/26/23	1,740,000	1,726,757
3.55% 6/26/25	280,000	276,217
3.95% 9/9/27	800,000	794,959
		6,411,738
Food Products - 0.3%
Bunge Ltd. Finance Corp. 3.25% 8/15/26	600,000	562,675
Conagra Brands, Inc.:
4.3% 5/1/24	700,000	691,497
4.6% 11/1/25	230,000	227,720
General Mills, Inc. 4% 4/17/25	490,000	482,076
Kraft Heinz Foods Co.:
3% 6/1/26	430,000	404,773
3.875% 5/15/27	200,000	192,872
Tyson Foods, Inc.:
3.55% 6/2/27	550,000	519,832
4% 3/1/26	550,000	535,787
Unilever Capital Corp.:
2% 7/28/26	280,000	256,747
2.6% 5/5/24	1,280,000	1,243,768
3.1% 7/30/25	370,000	356,781
3.25% 3/7/24	900,000	885,121
		6,359,649
Household Products - 0.0%
Procter & Gamble Co.:
0.55% 10/29/25	640,000	574,949
1% 4/23/26	550,000	494,113
		1,069,062
Tobacco - 0.4%
Altria Group, Inc.:
2.35% 5/6/25	270,000	253,288
2.625% 9/16/26	390,000	358,184
3.8% 2/14/24	690,000	678,222
4.4% 2/14/26	100,000	98,277
BAT Capital Corp.:
3.215% 9/6/26	200,000	185,643
3.222% 8/15/24	1,700,000	1,639,556
3.557% 8/15/27	1,040,000	948,624
4.7% 4/2/27	250,000	241,043
BAT International Finance PLC 1.668% 3/25/26	680,000	602,772
Philip Morris International, Inc.:
1.5% 5/1/25	760,000	703,062
2.875% 5/1/24	1,810,000	1,755,998
3.125% 8/17/27	220,000	203,380
5.125% 11/17/27	600,000	601,269
Reynolds American, Inc. 4.45% 6/12/25	650,000	638,301
		8,907,619
TOTAL CONSUMER STAPLES		29,609,300
ENERGY - 2.2%
Energy Equipment & Services - 0.0%
Baker Hughes Co. 2.061% 12/15/26	270,000	243,150
Oil, Gas & Consumable Fuels - 2.2%
Boardwalk Pipelines LP 4.45% 7/15/27	420,000	401,626
Canadian Natural Resources Ltd.:
2.05% 7/15/25	280,000	261,337
2.95% 1/15/23	645,000	644,466
3.85% 6/1/27	590,000	559,281
Cenovus Energy, Inc. 5.375% 7/15/25	280,000	280,083
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27	340,000	340,460
5.875% 3/31/25	770,000	773,646
7% 6/30/24	240,000	243,336
Chevron Corp.:
1.141% 5/11/23	700,000	689,544
1.554% 5/11/25	1,000,000	934,787
2.895% 3/3/24	2,510,000	2,458,059
2.954% 5/16/26	810,000	772,156
3.326% 11/17/25	250,000	242,494
Chevron U.S.A., Inc. 3.9% 11/15/24	110,000	108,575
Columbia Pipeline Group, Inc. 4.5% 6/1/25	400,000	393,930
ConocoPhillips Co. 2.4% 3/7/25	1,200,000	1,140,752
DCP Midstream Operating LP:
5.375% 7/15/25	100,000	98,758
5.625% 7/15/27	330,000	328,668
Devon Energy Corp. 5.25% 9/15/24	500,000	500,542
Enbridge, Inc.:
1.6% 10/4/26	300,000	263,807
3.5% 6/10/24	220,000	214,238
3.7% 7/15/27	330,000	311,494
Energy Transfer LP:
2.9% 5/15/25	1,010,000	952,630
3.9% 5/15/24 (c)	2,180,000	2,131,176
4.9% 2/1/24	1,140,000	1,133,003
5.5% 6/1/27	100,000	99,823
5.875% 1/15/24	365,000	366,397
5.95% 12/1/25	370,000	375,247
Enterprise Products Operating LP 3.75% 2/15/25	370,000	361,656
EOG Resources, Inc. 3.15% 4/1/25	1,610,000	1,557,484
EQT Corp.:
3.9% 10/1/27	250,000	231,428
5.678% 10/1/25	1,500,000	1,495,890
Equinor ASA:
2.875% 4/6/25	700,000	673,220
3.7% 3/1/24	1,000,000	987,424
Exxon Mobil Corp.:
2.019% 8/16/24	3,230,000	3,098,274
2.275% 8/16/26	650,000	607,197
2.992% 3/19/25	900,000	871,641
Kinder Morgan, Inc. 1.75% 11/15/26	610,000	538,713
Marathon Oil Corp. 4.4% 7/15/27	390,000	376,946
Marathon Petroleum Corp. 4.7% 5/1/25	1,675,000	1,660,703
MPLX LP 1.75% 3/1/26	840,000	749,798
ONEOK, Inc.:
5.85% 1/15/26	520,000	527,262
7.5% 9/1/23	670,000	677,186
Phillips 66 Co.:
3.55% 10/1/26 (b)	390,000	368,005
3.85% 4/9/25	1,000,000	977,871
Pioneer Natural Resources Co. 1.125% 1/15/26	270,000	241,017
Plains All American Pipeline LP/PAA Finance Corp.:
3.6% 11/1/24	920,000	887,474
4.5% 12/15/26	230,000	221,624
4.65% 10/15/25	140,000	137,842
Sabine Pass Liquefaction LLC:
5% 3/15/27	790,000	779,800
5.625% 3/1/25	1,050,000	1,052,615
5.875% 6/30/26	450,000	456,464
Shell International Finance BV:
2% 11/7/24	700,000	667,747
2.875% 5/10/26	960,000	914,114
3.25% 5/11/25	310,000	301,227
3.5% 11/13/23	2,460,000	2,428,648
Spectra Energy Partners LP 4.75% 3/15/24	1,050,000	1,044,216
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.5% 7/15/27	710,000	713,855
The Williams Companies, Inc.:
3.75% 6/15/27	980,000	926,992
4% 9/15/25	760,000	740,960
4.5% 11/15/23	810,000	803,584
Total Capital International SA:
3.7% 1/15/24	190,000	187,779
3.75% 4/10/24	1,400,000	1,382,516
TransCanada PipeLines Ltd. 4.875% 1/15/26	340,000	337,861
Valero Energy Corp. 2.85% 4/15/25	1,000,000	951,646
		47,958,994
TOTAL ENERGY		48,202,144
FINANCIALS - 13.9%
Banks - 8.2%
Abbey National PLC 4% 3/13/24	100,000	98,497
Banco Santander SA:
1.722% 9/14/27 (c)	800,000	685,378
1.849% 3/25/26	1,200,000	1,057,565
3.892% 5/24/24	1,200,000	1,175,709
4.175% 3/24/28 (c)	600,000	556,086
5.147% 8/18/25	200,000	198,733
5.179% 11/19/25	400,000	392,925
5.294% 8/18/27	400,000	388,147
Bank of America Corp.:
3 month U.S. LIBOR + 0.640% 2.015% 2/13/26 (c)(d)	1,250,000	1,158,361
0.523% 6/14/24 (c)	1,200,000	1,164,568
0.81% 10/24/24 (c)	1,880,000	1,795,848
0.981% 9/25/25 (c)	2,000,000	1,832,058
1.319% 6/19/26 (c)	1,000,000	902,285
1.658% 3/11/27 (c)	820,000	726,600
1.734% 7/22/27 (c)	3,260,000	2,856,494
2.456% 10/22/25 (c)	1,400,000	1,317,273
3.004% 12/20/23 (c)	250,000	249,707
3.458% 3/15/25 (c)	1,500,000	1,460,200
3.593% 7/21/28 (c)	1,120,000	1,038,431
3.864% 7/23/24 (c)	100,000	98,966
3.875% 8/1/25	2,130,000	2,100,084
3.95% 4/21/25	580,000	566,844
4.2% 8/26/24	320,000	315,516
4.25% 10/22/26	2,030,000	1,987,678
4.376% 4/27/28 (c)	1,900,000	1,824,254
6.204% 11/10/28 (c)	800,000	827,452
Bank of Montreal:
0.949% 1/22/27 (c)	100,000	88,582
1.25% 9/15/26	750,000	657,837
4.338% 10/5/28 (c)	1,650,000	1,618,517
4.7% 9/14/27	420,000	415,593
Bank of Nova Scotia:
0.55% 9/15/23	2,000,000	1,932,043
1.3% 9/15/26	110,000	96,681
2.2% 2/3/25	350,000	329,715
3.4% 2/11/24	1,170,000	1,149,835
4.5% 12/16/25	1,300,000	1,283,769
Barclays PLC:
2.279% 11/24/27 (c)	1,200,000	1,032,138
2.852% 5/7/26 (c)	400,000	368,806
4.338% 5/16/24 (c)	2,400,000	2,377,990
4.375% 9/11/24	1,220,000	1,188,222
4.375% 1/12/26	520,000	500,114
5.2% 5/12/26	200,000	193,918
5.501% 8/9/28 (c)	200,000	193,664
7.385% 11/2/28 (c)	1,000,000	1,034,533
BB&T Corp. 3.75% 12/6/23	1,190,000	1,177,969
Canadian Imperial Bank of Commerce:
0.5% 12/14/23	100,000	95,709
0.95% 6/23/23	1,500,000	1,467,043
1.25% 6/22/26	490,000	431,188
3.1% 4/2/24	1,200,000	1,170,800
3.945% 8/4/25	530,000	515,574
Capital One NA 3.375% 2/15/23	650,000	647,834
Citigroup, Inc.:
3 month U.S. LIBOR + 1.020% 4.044% 6/1/24 (c)(d)	210,000	208,308
1.122% 1/28/27 (c)	2,100,000	1,831,804
1.462% 6/9/27 (c)	2,200,000	1,915,062
3.106% 4/8/26 (c)	2,040,000	1,934,998
3.3% 4/27/25	1,420,000	1,376,260
3.352% 4/24/25 (c)	1,400,000	1,353,835
3.668% 7/24/28 (c)	590,000	546,312
3.887% 1/10/28 (c)	1,130,000	1,065,935
4.4% 6/10/25	140,000	137,686
4.6% 3/9/26	750,000	739,425
5.5% 9/13/25	1,500,000	1,522,360
Comerica, Inc. 3.7% 7/31/23	100,000	99,069
Discover Bank 2.45% 9/12/24	1,150,000	1,086,691
Export-Import Bank of Korea:
0.625% 2/9/26	1,200,000	1,055,105
2.375% 6/25/24	710,000	681,548
Fifth Third Bancorp:
2.375% 1/28/25	1,280,000	1,208,408
3.65% 1/25/24	450,000	442,945
6.361% 10/27/28 (c)	500,000	517,772
HSBC Holdings PLC:
0.732% 8/17/24 (c)	800,000	765,850
0.976% 5/24/25 (c)	2,000,000	1,839,791
2.013% 9/22/28 (c)	2,400,000	1,991,731
2.633% 11/7/25 (c)	1,600,000	1,487,553
2.999% 3/10/26 (c)	5,000,000	4,666,324
4.25% 3/14/24	510,000	501,552
4.25% 8/18/25	444,000	426,195
4.292% 9/12/26 (c)	300,000	285,799
Huntington National Bank 4.552% 5/17/28 (c)	590,000	575,419
ING Groep NV:
1.726% 4/1/27 (c)	484,000	427,219
4.017% 3/28/28 (c)	1,240,000	1,157,047
Intesa Sanpaolo SpA 5.25% 1/12/24	200,000	197,249
Japan Bank International Cooperation:
1.875% 7/21/26	900,000	819,181
2.5% 5/23/24	200,000	193,514
JPMorgan Chase & Co.:
0.653% 9/16/24 (c)	2,660,000	2,555,665
0.768% 8/9/25 (c)	2,100,000	1,937,433
0.824% 6/1/25 (c)	1,000,000	929,991
1.04% 2/4/27 (c)	1,500,000	1,307,219
1.045% 11/19/26 (c)	470,000	414,604
1.47% 9/22/27 (c)	690,000	598,928
1.578% 4/22/27 (c)	3,211,000	2,834,998
2.083% 4/22/26 (c)	1,500,000	1,393,521
2.301% 10/15/25 (c)	1,200,000	1,132,483
3.2% 1/25/23	47,000	46,909
3.2% 6/15/26	150,000	142,696
3.22% 3/1/25 (c)	730,000	710,728
3.559% 4/23/24 (c)	100,000	99,303
3.797% 7/23/24 (c)	860,000	850,916
4.125% 12/15/26	460,000	449,326
4.323% 4/26/28 (c)	3,000,000	2,875,159
4.851% 7/25/28 (c)	1,050,000	1,028,055
KeyBank NA 3.3% 6/1/25	1,200,000	1,156,310
Korea Development Bank 0.4% 6/19/24	2,200,000	2,053,326
Lloyds Banking Group PLC:
0.695% 5/11/24 (c)	650,000	634,324
1.627% 5/11/27 (c)	210,000	180,958
2.438% 2/5/26 (c)	200,000	184,976
3.75% 3/18/28 (c)	300,000	274,029
3.9% 3/12/24	200,000	196,228
4.05% 8/16/23	1,540,000	1,525,922
4.5% 11/4/24	2,290,000	2,234,330
4.65% 3/24/26	330,000	313,796
Mitsubishi UFJ Financial Group, Inc.:
1.412% 7/17/25	730,000	661,424
1.538% 7/20/27 (c)	900,000	782,765
2.757% 9/13/26	1,110,000	1,017,296
2.801% 7/18/24	3,500,000	3,360,875
3.407% 3/7/24	270,000	264,406
3.455% 3/2/23	900,000	896,709
5.017% 7/20/28 (c)	1,050,000	1,029,286
Mizuho Financial Group, Inc.:
0.849% 9/8/24 (c)	1,708,000	1,640,835
1.234% 5/22/27 (c)	210,000	181,659
1.241% 7/10/24 (c)	880,000	855,012
1.554% 7/9/27 (c)	743,000	647,012
2.226% 5/25/26 (c)	200,000	183,912
2.839% 7/16/25 (c)	200,000	190,371
National Australia Bank Ltd. 3.905% 6/9/27	1,140,000	1,101,718
NatWest Group PLC:
2.359% 5/22/24 (c)	1,186,000	1,163,283
3.073% 5/22/28 (c)	500,000	442,643
3.875% 9/12/23	425,000	419,875
4.269% 3/22/25 (c)	200,000	194,607
4.519% 6/25/24 (c)	400,000	395,820
4.8% 4/5/26	990,000	964,864
5.125% 5/28/24	490,000	484,105
5.516% 9/30/28 (c)	200,000	196,475
Oesterreichische Kontrollbank AG:
0.375% 9/17/25	583,000	523,889
3.125% 11/7/23	230,000	226,393
PNC Bank NA 3.25% 6/1/25	1,040,000	1,004,978
PNC Financial Services Group, Inc.:
1.15% 8/13/26	900,000	790,055
2.2% 11/1/24	560,000	533,001
5.354% 12/2/28 (c)	160,000	161,187
Rabobank Nederland 4.375% 8/4/25	360,000	349,846
Rabobank Nederland New York Branch 0.375% 1/12/24	1,700,000	1,616,208
Royal Bank of Canada:
0.875% 1/20/26	2,060,000	1,830,538
1.2% 4/27/26	500,000	445,332
2.05% 1/21/27	600,000	535,032
2.55% 7/16/24	1,190,000	1,144,981
3.625% 5/4/27	520,000	493,564
3.7% 10/5/23	560,000	554,774
Santander Holdings U.S.A., Inc.:
2.49% 1/6/28 (c)	500,000	433,903
3.4% 1/18/23	420,000	419,565
3.5% 6/7/24	210,000	203,765
4.5% 7/17/25	1,270,000	1,244,076
Santander UK Group Holdings PLC:
1.089% 3/15/25 (c)	400,000	371,140
1.532% 8/21/26 (c)	540,000	474,289
1.673% 6/14/27 (c)	420,000	356,221
Sumitomo Mitsui Financial Group, Inc.:
1.474% 7/8/25	1,500,000	1,367,499
2.174% 1/14/27	1,400,000	1,243,055
2.348% 1/15/25	800,000	755,358
2.632% 7/14/26	1,520,000	1,398,814
3.01% 10/19/26	240,000	222,320
3.748% 7/19/23	115,000	113,914
3.936% 10/16/23	1,740,000	1,720,158
SVB Financial Group:
1.8% 10/28/26	360,000	312,716
4.345% 4/29/28 (c)	120,000	113,142
Synchrony Bank 5.625% 8/23/27	500,000	484,050
The Toronto-Dominion Bank:
0.55% 3/4/24	4,440,000	4,204,897
0.75% 1/6/26	520,000	458,945
1.2% 6/3/26	390,000	344,503
2.65% 6/12/24	1,550,000	1,498,995
3.25% 3/11/24	280,000	274,242
3.625% 9/15/31 (c)	630,000	579,599
4.108% 6/8/27	520,000	502,134
Truist Financial Corp.:
1.2% 8/5/25	1,100,000	998,157
1.267% 3/2/27 (c)	937,000	831,113
U.S. Bancorp:
2.375% 7/22/26	380,000	351,499
3.6% 9/11/24	1,360,000	1,337,663
3.7% 1/30/24	610,000	602,921
3.95% 11/17/25	2,530,000	2,481,496
5.727% 10/21/26 (c)	1,000,000	1,021,687
Wells Fargo & Co.:
0.805% 5/19/25 (c)	2,500,000	2,330,075
2.188% 4/30/26 (c)	510,000	475,011
2.393% 6/2/28 (c)	2,160,000	1,910,051
2.406% 10/30/25 (c)	1,390,000	1,309,961
3% 2/19/25	600,000	577,547
3% 10/23/26	100,000	93,391
3.196% 6/17/27 (c)	2,580,000	2,401,619
3.55% 9/29/25	1,350,000	1,308,001
3.584% 5/22/28 (c)	600,000	556,738
3.75% 1/24/24	960,000	946,730
3.908% 4/25/26 (c)	1,200,000	1,162,700
4.1% 6/3/26	460,000	447,340
4.54% 8/15/26 (c)	2,000,000	1,959,469
Westpac Banking Corp.:
2.85% 5/13/26	330,000	311,369
2.894% 2/4/30 (c)	630,000	573,057
3.3% 2/26/24	2,690,000	2,649,146
3.35% 3/8/27	360,000	341,904
3.65% 5/15/23	60,000	59,666
4.043% 8/26/27	560,000	545,594
4.322% 11/23/31 (c)	720,000	657,387
		182,487,135
Capital Markets - 2.6%
Ameriprise Financial, Inc. 3% 4/2/25	820,000	787,415
Ares Capital Corp.:
2.15% 7/15/26	100,000	85,270
3.25% 7/15/25	150,000	137,201
3.875% 1/15/26	800,000	735,644
4.2% 6/10/24	1,550,000	1,502,591
Bank of New York Mellon Corp.:
0.35% 12/7/23	2,700,000	2,580,157
0.75% 1/28/26	540,000	480,212
3.4% 5/15/24	730,000	716,201
3.65% 2/4/24	2,550,000	2,515,624
4.414% 7/24/26 (c)	2,000,000	1,971,744
BlackRock, Inc. 3.5% 3/18/24	410,000	404,192
Charles Schwab Corp.:
0.75% 3/18/24	686,000	651,519
0.9% 3/11/26	940,000	837,894
2.45% 3/3/27	1,020,000	935,744
3.55% 2/1/24	450,000	443,417
3.85% 5/21/25	1,100,000	1,081,198
CME Group, Inc. 3% 3/15/25	310,000	299,964
Credit Suisse AG:
0.495% 2/2/24	1,200,000	1,096,090
1.25% 8/7/26	430,000	340,871
2.95% 4/9/25	1,500,000	1,334,711
5% 7/9/27	520,000	462,875
Credit Suisse Group AG:
3.75% 3/26/25	400,000	354,572
4.55% 4/17/26	920,000	799,566
Deutsche Bank AG 4.5% 4/1/25	500,000	474,089
Deutsche Bank AG London Branch 3.7% 5/30/24	930,000	910,742
Deutsche Bank AG New York Branch:
1.686% 3/19/26	400,000	355,249
2.129% 11/24/26 (c)	1,400,000	1,225,322
2.311% 11/16/27 (c)	800,000	668,242
2.552% 1/7/28 (c)	390,000	327,420
3.95% 2/27/23	200,000	198,936
6.119% 7/14/26 (c)	170,000	166,971
Franklin Resources, Inc. 2.85% 3/30/25	160,000	153,283
GE Capital Funding LLC 3.45% 5/15/25	330,000	318,313
Goldman Sachs Group, Inc.:
0.855% 2/12/26 (c)	550,000	495,259
1.093% 12/9/26 (c)	1,400,000	1,233,313
1.431% 3/9/27 (c)	1,660,000	1,459,623
1.948% 10/21/27 (c)	3,320,000	2,906,472
3.2% 2/23/23	200,000	199,280
3.272% 9/29/25 (c)	800,000	770,176
3.615% 3/15/28 (c)	890,000	827,729
3.625% 2/20/24	440,000	432,552
3.691% 6/5/28 (c)	500,000	467,618
3.75% 2/25/26	1,170,000	1,132,208
4.25% 10/21/25	370,000	362,776
4.482% 8/23/28 (c)	1,640,000	1,574,471
Intercontinental Exchange, Inc. 3.1% 9/15/27	1,060,000	991,969
Jefferies Financial Group, Inc. 4.85% 1/15/27	300,000	290,357
Moody's Corp. 3.75% 3/24/25	450,000	438,497
Morgan Stanley:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.460% 4.2668% 11/10/23 (c)(d)	500,000	497,773
0.864% 10/21/25 (c)	2,300,000	2,098,956
0.985% 12/10/26 (c)	1,600,000	1,403,228
1.512% 7/20/27 (c)	4,650,000	4,046,047
1.593% 5/4/27 (c)	1,300,000	1,145,276
2.72% 7/22/25 (c)	1,040,000	992,148
3.591% 7/22/28 (c)	1,350,000	1,246,082
4.35% 9/8/26	120,000	116,832
5% 11/24/25	1,248,000	1,250,915
6.25% 8/9/26	140,000	146,792
NASDAQ, Inc. 3.85% 6/30/26	270,000	261,506
Nomura Holdings, Inc.:
1.653% 7/14/26	1,160,000	1,011,759
1.851% 7/16/25	1,000,000	913,285
5.386% 7/6/27	240,000	237,167
S&P Global, Inc. 2.45% 3/1/27 (b)	650,000	597,729
State Street Corp.:
1.684% 11/18/27 (c)	450,000	397,727
3.3% 12/16/24	1,790,000	1,749,193
3.776% 12/3/24 (c)	1,290,000	1,274,538
		58,322,492
Consumer Finance - 1.5%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	300,000	276,050
1.75% 1/30/26	150,000	132,339
2.45% 10/29/26	2,512,000	2,208,790
2.875% 8/14/24	750,000	709,863
3.3% 1/23/23	300,000	299,096
3.65% 7/21/27	150,000	135,719
4.125% 7/3/23	390,000	386,496
4.45% 10/1/25	440,000	422,222
4.5% 9/15/23	288,000	284,434
Ally Financial, Inc.:
1.45% 10/2/23	400,000	386,270
3.05% 6/5/23	1,000,000	986,618
5.125% 9/30/24	330,000	327,394
5.8% 5/1/25	1,900,000	1,907,842
American Express Co.:
2.5% 7/30/24	3,102,000	2,991,060
3.3% 5/3/27	540,000	505,313
3.375% 5/3/24	2,160,000	2,117,463
3.4% 2/22/24	200,000	196,750
3.95% 8/1/25	1,500,000	1,468,894
Capital One Financial Corp.:
3.3% 10/30/24	440,000	426,014
3.75% 7/28/26	340,000	321,609
3.9% 1/29/24	1,270,000	1,251,733
4.2% 10/29/25	640,000	620,589
4.927% 5/10/28 (c)	1,660,000	1,592,454
Discover Financial Services 4.5% 1/30/26	100,000	96,264
Ford Motor Credit Co. LLC 3.81% 1/9/24	200,000	195,256
GE Capital International Funding Co. 3.373% 11/15/25	550,000	527,476
John Deere Capital Corp.:
0.625% 9/10/24	2,000,000	1,865,457
2.35% 3/8/27	1,260,000	1,153,761
2.8% 9/8/27	1,000,000	924,025
3.65% 10/12/23	450,000	445,720
Synchrony Financial:
3.7% 8/4/26	220,000	200,539
4.5% 7/23/25	448,000	428,935
Toyota Motor Credit Corp.:
0.5% 8/14/23	1,730,000	1,678,032
0.8% 10/16/25	560,000	502,736
0.8% 1/9/26	1,120,000	999,904
1.8% 2/13/25	100,000	94,197
2.9% 3/30/23	510,000	507,031
3% 4/1/25	860,000	828,751
3.95% 6/30/25	1,500,000	1,474,134
5.4% 11/10/25	1,500,000	1,525,306
		33,402,536
Diversified Financial Services - 1.1%
AB Svensk Exportkredit 0.25% 9/29/23	2,834,000	2,728,884
Berkshire Hathaway, Inc. 3.125% 3/15/26	1,120,000	1,080,920
Blackstone Private Credit Fund:
2.625% 12/15/26	200,000	169,947
2.7% 1/15/25	960,000	892,889
3.25% 3/15/27	110,000	94,794
4.7% 3/24/25	1,000,000	977,327
BP Capital Markets America, Inc.:
3.017% 1/16/27	1,060,000	996,525
3.41% 2/11/26	790,000	763,740
Brixmor Operating Partnership LP:
3.9% 3/15/27	170,000	155,874
4.125% 6/15/26	500,000	469,682
DH Europe Finance II SARL 2.2% 11/15/24	700,000	665,285
Jackson Financial, Inc. 5.17% 6/8/27	180,000	176,395
KfW:
0.25% 10/19/23	7,000,000	6,728,750
0.375% 7/18/25	1,650,000	1,493,523
2.5% 11/20/24	1,590,000	1,529,641
2.625% 2/28/24	2,000,000	1,952,440
Landwirtschaftliche Rentenbank 3.125% 11/14/23	3,350,000	3,297,141
Voya Financial, Inc. 5.65% 5/15/53 (c)	310,000	302,514
		24,476,271
Insurance - 0.5%
ACE INA Holdings, Inc.:
3.35% 5/15/24	880,000	863,035
3.35% 5/3/26	620,000	599,352
Allstate Corp.:
0.75% 12/15/25	590,000	521,948
3.15% 6/15/23	100,000	99,096
5.75% 8/15/53 (c)	320,000	294,880
American International Group, Inc.:
2.5% 6/30/25	1,700,000	1,605,177
4.125% 2/15/24	620,000	612,464
Aon PLC 3.875% 12/15/25	570,000	554,002
Brighthouse Financial, Inc. 3.7% 6/22/27	300,000	278,815
Manulife Financial Corp.:
ICE USD Swap Rate 11am NY 5Y + 1.640% 4.061% 2/24/32 (c)(d)	230,000	204,485
2.484% 5/19/27	520,000	469,607
Marsh & McLennan Companies, Inc.:
3.5% 3/10/25	1,140,000	1,110,846
3.875% 3/15/24	732,000	722,067
MetLife, Inc.:
3.6% 4/10/24	200,000	196,774
4.368% 9/15/23 (c)	1,260,000	1,256,791
Pricoa Global Funding I 5.625% 6/15/43 (c)	1,030,000	1,021,400
Progressive Corp. 2.5% 3/15/27	350,000	321,805
Prudential Financial, Inc. 1.5% 3/10/26	160,000	144,854
Willis Group North America, Inc. 4.65% 6/15/27	300,000	291,360
		11,168,758
Thrifts & Mortgage Finance - 0.0%
Delta Air Lines Pass Through Trust 3.204% 10/25/25	170,000	163,896
TOTAL FINANCIALS		310,021,088
HEALTH CARE - 2.5%
Biotechnology - 0.5%
AbbVie, Inc.:
2.6% 11/21/24	1,010,000	967,424
3.2% 5/14/26	100,000	95,058
3.75% 11/14/23	2,230,000	2,201,231
3.8% 3/15/25	800,000	782,670
3.85% 6/15/24	1,845,000	1,819,058
Amgen, Inc.:
1.9% 2/21/25	600,000	565,656
3.625% 5/22/24	730,000	718,337
Gilead Sciences, Inc.:
0.75% 9/29/23	2,160,000	2,084,633
2.95% 3/1/27	110,000	102,725
3.5% 2/1/25	2,490,000	2,431,517
3.65% 3/1/26	210,000	203,300
		11,971,609
Health Care Equipment & Supplies - 0.4%
Abbott Laboratories:
2.95% 3/15/25	850,000	823,973
3.875% 9/15/25	670,000	659,790
Baxter International, Inc. 1.915% 2/1/27	1,200,000	1,069,367
Becton, Dickinson & Co.:
3.363% 6/6/24	993,000	969,855
3.7% 6/6/27	610,000	582,669
Boston Scientific Corp. 3.45% 3/1/24	1,498,000	1,471,186
GE Healthcare Holding LLC 5.65% 11/15/27 (b)	500,000	509,924
Stryker Corp.:
1.15% 6/15/25	1,090,000	997,371
3.375% 5/15/24	540,000	527,953
Zimmer Biomet Holdings, Inc.:
3.05% 1/15/26	250,000	236,798
3.55% 4/1/25	870,000	840,940
		8,689,826
Health Care Providers & Services - 0.8%
Aetna, Inc. 3.5% 11/15/24	980,000	955,405
Cardinal Health, Inc. 3.41% 6/15/27	730,000	686,079
Cigna Corp.:
1.25% 3/15/26	1,280,000	1,146,186
3.25% 4/15/25	800,000	773,512
3.75% 7/15/23	707,000	702,090
4.5% 2/25/26	130,000	129,429
CVS Health Corp.:
1.3% 8/21/27	1,080,000	925,937
2.625% 8/15/24	224,000	216,359
2.875% 6/1/26	530,000	498,652
3% 8/15/26	560,000	526,414
3.375% 8/12/24	1,310,000	1,280,134
Elevance Health, Inc.:
2.375% 1/15/25	1,560,000	1,486,538
2.95% 12/1/22	25,000	25,000
HCA Holdings, Inc.:
4.5% 2/15/27	820,000	788,299
5.25% 4/15/25	700,000	698,563
5.25% 6/15/26	1,730,000	1,716,274
5.375% 9/1/26	260,000	258,508
Humana, Inc. 1.35% 2/3/27	1,115,000	961,912
Sabra Health Care LP 5.125% 8/15/26	210,000	198,166
UnitedHealth Group, Inc.:
1.15% 5/15/26	886,000	797,403
2.375% 8/15/24	400,000	385,173
3.5% 6/15/23	200,000	198,838
5.25% 2/15/28	1,250,000	1,285,810
Universal Health Services, Inc. 1.65% 9/1/26 (b)	270,000	231,742
		16,872,423
Life Sciences Tools & Services - 0.0%
PerkinElmer, Inc. 0.85% 9/15/24	200,000	184,821
Pharmaceuticals - 0.8%
AstraZeneca Finance LLC 1.2% 5/28/26	2,000,000	1,786,273
AstraZeneca PLC 3.5% 8/17/23	510,000	505,246
Bristol-Myers Squibb Co.:
0.75% 11/13/25	1,100,000	991,760
2.9% 7/26/24	1,700,000	1,653,434
3.2% 6/15/26	296,000	284,323
GlaxoSmithKline Capital PLC 3% 6/1/24	240,000	234,360
GlaxoSmithKline Capital, Inc. 3.625% 5/15/25	1,000,000	980,419
GSK Consumer Healthcare Capital U.S. LLC 3.375% 3/24/27	1,230,000	1,148,341
Johnson & Johnson:
0.55% 9/1/25	1,000,000	908,859
0.95% 9/1/27	580,000	504,386
2.45% 3/1/26	640,000	607,289
2.625% 1/15/25	700,000	675,263
Merck & Co., Inc. 1.7% 6/10/27	2,000,000	1,790,829
Novartis Capital Corp.:
1.75% 2/14/25	200,000	189,347
3% 11/20/25	1,010,000	974,515
3.1% 5/17/27	120,000	114,886
3.4% 5/6/24	385,000	378,989
Pfizer, Inc.:
2.75% 6/3/26	620,000	589,297
2.95% 3/15/24	720,000	706,829
3% 12/15/26	110,000	105,084
3.2% 9/15/23	700,000	691,830
Shire Acquisitions Investments Ireland DAC:
2.875% 9/23/23	684,000	670,996
3.2% 9/23/26	480,000	452,265
Utah Acquisition Sub, Inc. 3.95% 6/15/26	1,260,000	1,180,851
Viatris, Inc. 1.65% 6/22/25	240,000	217,258
		18,342,929
TOTAL HEALTH CARE		56,061,608
INDUSTRIALS - 1.9%
Aerospace & Defense - 0.6%
General Dynamics Corp.:
2.125% 8/15/26	180,000	165,908
2.375% 11/15/24	290,000	276,972
3.25% 4/1/25	120,000	116,657
3.5% 5/15/25	820,000	802,569
Huntington Ingalls Industries, Inc. 3.844% 5/1/25	210,000	202,540
Lockheed Martin Corp. 3.55% 1/15/26	376,000	367,458
Northrop Grumman Corp. 2.93% 1/15/25	1,460,000	1,403,877
Raytheon Technologies Corp.:
3.5% 3/15/27	1,010,000	949,756
3.65% 8/16/23	18,000	17,815
3.95% 8/16/25	1,320,000	1,298,093
The Boeing Co.:
1.95% 2/1/24	1,320,000	1,269,970
2.196% 2/4/26	2,740,000	2,490,702
2.75% 2/1/26	350,000	323,992
2.8% 3/1/23	60,000	59,647
2.85% 10/30/24	950,000	911,839
3.1% 5/1/26	100,000	93,227
4.508% 5/1/23	310,000	308,880
4.875% 5/1/25	1,790,000	1,773,397
		12,833,299
Air Freight & Logistics - 0.1%
FedEx Corp. 3.25% 4/1/26	310,000	295,919
United Parcel Service, Inc.:
2.4% 11/15/26	210,000	194,987
2.5% 4/1/23	800,000	793,996
2.8% 11/15/24	130,000	125,621
3.9% 4/1/25	420,000	414,398
		1,824,921
Airlines - 0.1%
Southwest Airlines Co.:
5.125% 6/15/27	660,000	664,031
5.25% 5/4/25	980,000	985,488
United Airlines 2020-1 Class B Pass Through Trust 4.875% 7/15/27	243,840	230,718
		1,880,237
Building Products - 0.0%
Carrier Global Corp. 2.242% 2/15/25	1,362,000	1,284,776
Owens Corning 3.4% 8/15/26	260,000	243,125
		1,527,901
Commercial Services & Supplies - 0.1%
FMS Wertmanagement AoeR 2.75% 1/30/24	200,000	195,652
Republic Services, Inc.:
2.5% 8/15/24	100,000	95,864
2.9% 7/1/26	530,000	495,851
3.2% 3/15/25	130,000	124,906
Waste Management, Inc.:
0.75% 11/15/25	290,000	259,589
2.4% 5/15/23	390,000	385,546
		1,557,408
Electrical Equipment - 0.0%
Hubbell, Inc. 3.35% 3/1/26	110,000	104,986
Industrial Conglomerates - 0.1%
3M Co.:
2.25% 9/19/26	250,000	231,534
2.65% 4/15/25	55,000	52,697
Honeywell International, Inc.:
1.1% 3/1/27	330,000	287,745
1.35% 6/1/25	1,100,000	1,019,769
2.3% 8/15/24	110,000	106,036
2.5% 11/1/26	410,000	383,511
		2,081,292
Machinery - 0.4%
Caterpillar Financial Services Corp.:
0.45% 9/14/23	400,000	387,137
0.95% 1/10/24	100,000	96,009
1.1% 9/14/27	680,000	584,644
1.15% 9/14/26	420,000	372,942
1.45% 5/15/25	1,120,000	1,040,970
1.7% 1/8/27	370,000	331,667
2.85% 5/17/24	1,180,000	1,149,362
3.25% 12/1/24	860,000	835,993
3.45% 5/15/23	130,000	129,161
Caterpillar, Inc. 3.4% 5/15/24	750,000	738,035
Deere & Co. 2.75% 4/15/25	460,000	442,317
Illinois Tool Works, Inc. 3.5% 3/1/24	290,000	286,200
Ingersoll-Rand Luxembourg Finance SA 3.5% 3/21/26	310,000	293,414
Otis Worldwide Corp. 2.056% 4/5/25	550,000	515,250
Parker Hannifin Corp.:
2.7% 6/14/24	440,000	422,889
4.25% 9/15/27	800,000	775,861
Stanley Black & Decker, Inc. 3.4% 3/1/26	610,000	585,058
Westinghouse Air Brake Tech Co.:
3.2% 6/15/25	410,000	384,827
3.45% 11/15/26	280,000	259,429
4.4% 3/15/24	100,000	98,374
		9,729,539
Professional Services - 0.0%
Leidos, Inc.:
2.95% 5/15/23	210,000	207,819
3.625% 5/15/25	210,000	202,391
Thomson Reuters Corp. 3.35% 5/15/26	260,000	247,259
		657,469
Road & Rail - 0.3%
Burlington Northern Santa Fe LLC:
3% 3/15/23	890,000	885,131
3.25% 6/15/27	100,000	95,136
3.4% 9/1/24	970,000	947,668
3.85% 9/1/23	730,000	725,314
Canadian National Railway Co. 2.75% 3/1/26	100,000	94,522
Canadian Pacific Railway Co. 1.75% 12/2/26	1,133,000	1,012,520
CSX Corp. 3.35% 11/1/25	760,000	732,815
Norfolk Southern Corp. 2.9% 6/15/26	490,000	461,144
Union Pacific Corp.:
2.15% 2/5/27	100,000	91,218
2.75% 4/15/23	50,000	49,596
2.75% 3/1/26	740,000	705,328
3.75% 3/15/24	410,000	404,391
3.75% 7/15/25	120,000	117,946
		6,322,729
Trading Companies & Distributors - 0.2%
Air Lease Corp.:
0.7% 2/15/24	570,000	536,791
2.2% 1/15/27	280,000	244,297
2.75% 1/15/23	100,000	99,614
3.375% 7/1/25	2,230,000	2,104,405
3.625% 4/1/27	180,000	165,240
3.875% 7/3/23	230,000	227,661
4.25% 2/1/24	670,000	658,129
		4,036,137
TOTAL INDUSTRIALS		42,555,918
INFORMATION TECHNOLOGY - 3.0%
Communications Equipment - 0.1%
Cisco Systems, Inc.:
2.95% 2/28/26	670,000	643,281
3.625% 3/4/24	1,490,000	1,473,719
		2,117,000
Electronic Equipment & Components - 0.2%
Dell International LLC/EMC Corp.:
4% 7/15/24	710,000	696,438
5.45% 6/15/23	169,000	169,099
5.85% 7/15/25	2,110,000	2,143,157
6.02% 6/15/26	630,000	643,391
6.1% 7/15/27	480,000	493,175
Flex Ltd.:
3.75% 2/1/26	280,000	263,978
4.75% 6/15/25	100,000	98,170
Teledyne Technologies, Inc. 1.6% 4/1/26	180,000	160,207
Vontier Corp. 1.8% 4/1/26	210,000	177,055
		4,844,670
IT Services - 0.8%
Automatic Data Processing, Inc. 3.375% 9/15/25	420,000	408,473
CDW LLC/CDW Finance Corp.:
2.67% 12/1/26	250,000	221,577
4.125% 5/1/25	250,000	239,800
5.5% 12/1/24	100,000	99,860
Fidelity National Information Services, Inc. 1.15% 3/1/26	609,000	537,223
Fiserv, Inc.:
2.75% 7/1/24	2,250,000	2,165,659
3.2% 7/1/26	280,000	263,582
3.85% 6/1/25	100,000	97,058
Global Payments, Inc.:
1.2% 3/1/26	1,157,000	1,009,101
2.15% 1/15/27	200,000	174,659
2.65% 2/15/25	290,000	272,249
4.95% 8/15/27	160,000	155,583
IBM Corp.:
1.7% 5/15/27	1,110,000	978,500
3% 5/15/24	1,400,000	1,365,089
3.375% 8/1/23	2,170,000	2,148,093
3.45% 2/19/26	1,290,000	1,240,897
4.15% 7/27/27	570,000	558,586
MasterCard, Inc.:
2% 3/3/25	1,100,000	1,044,946
3.3% 3/26/27	340,000	327,413
PayPal Holdings, Inc.:
1.65% 6/1/25	1,300,000	1,209,015
2.4% 10/1/24	320,000	306,549
3.9% 6/1/27	170,000	165,187
The Western Union Co.:
1.35% 3/15/26	330,000	287,725
2.85% 1/10/25	100,000	95,157
Visa, Inc.:
2.75% 9/15/27	340,000	318,050
3.15% 12/14/25	2,600,000	2,503,834
		18,193,865
Semiconductors & Semiconductor Equipment - 0.6%
Analog Devices, Inc. 2.95% 4/1/25	570,000	549,726
Broadcom Corp./Broadcom Cayman LP 3.875% 1/15/27	450,000	426,006
Broadcom, Inc.:
3.15% 11/15/25	1,846,000	1,756,554
3.459% 9/15/26	691,000	652,639
Intel Corp.:
2.6% 5/19/26	100,000	94,203
3.4% 3/25/25	1,643,000	1,603,325
3.7% 7/29/25	450,000	441,317
3.75% 3/25/27	350,000	340,480
3.75% 8/5/27	870,000	839,936
Marvell Technology, Inc. 1.65% 4/15/26	270,000	238,406
Microchip Technology, Inc.:
2.67% 9/1/23	800,000	782,344
4.25% 9/1/25	600,000	583,657
4.333% 6/1/23	390,000	388,348
Micron Technology, Inc.:
4.185% 2/15/27	330,000	315,497
4.975% 2/6/26	210,000	207,678
NVIDIA Corp. 0.584% 6/14/24	1,500,000	1,410,208
NXP BV/NXP Funding LLC/NXP U.S.A., Inc.:
2.7% 5/1/25	960,000	895,980
3.875% 6/18/26	170,000	161,741
4.4% 6/1/27	290,000	277,730
Qualcomm, Inc. 2.9% 5/20/24	1,020,000	995,347
		12,961,122
Software - 0.7%
Fortinet, Inc. 1% 3/15/26	210,000	184,801
Microsoft Corp.:
2.375% 5/1/23	590,000	584,656
2.7% 2/12/25	2,120,000	2,054,449
2.875% 2/6/24	1,630,000	1,600,606
3.125% 11/3/25	620,000	602,287
3.3% 2/6/27	310,000	299,843
3.625% 12/15/23	2,000,000	1,981,541
Oracle Corp.:
1.65% 3/25/26	1,956,000	1,755,683
2.5% 4/1/25	1,700,000	1,607,973
2.65% 7/15/26	840,000	773,864
2.8% 4/1/27	440,000	401,506
5.8% 11/10/25	1,250,000	1,280,373
Roper Technologies, Inc.:
1% 9/15/25	518,000	465,949
3.65% 9/15/23	360,000	355,688
3.8% 12/15/26	280,000	269,432
VMware, Inc.:
0.6% 8/15/23	620,000	600,388
1.4% 8/15/26	1,177,000	1,035,135
3.9% 8/21/27	440,000	414,037
4.5% 5/15/25	100,000	98,961
		16,367,172
Technology Hardware, Storage & Peripherals - 0.6%
Apple, Inc.:
0.55% 8/20/25	1,100,000	993,635
0.7% 2/8/26	1,100,000	981,815
1.125% 5/11/25	1,500,000	1,385,923
1.8% 9/11/24	2,870,000	2,743,069
2.45% 8/4/26	100,000	93,722
2.5% 2/9/25	1,100,000	1,055,800
2.75% 1/13/25	600,000	580,325
2.9% 9/12/27	460,000	434,868
3% 6/20/27	640,000	611,234
3.25% 2/23/26	1,530,000	1,480,578
3.45% 5/6/24	100,000	98,493
Hewlett Packard Enterprise Co. 4.9% 10/15/25 (c)	1,310,000	1,308,498
HP, Inc.:
1.45% 6/17/26	1,000,000	878,859
3% 6/17/27	200,000	183,551
		12,830,370
TOTAL INFORMATION TECHNOLOGY		67,314,199
MATERIALS - 0.3%
Chemicals - 0.2%
Celanese U.S. Holdings LLC 6.165% 7/15/27	1,380,000	1,350,674
Eastman Chemical Co. 3.8% 3/15/25	160,000	156,110
LYB International Finance III LLC 1.25% 10/1/25	800,000	711,924
PPG Industries, Inc. 1.2% 3/15/26	330,000	292,969
Sherwin-Williams Co. 3.125% 6/1/24	1,090,000	1,060,556
The Mosaic Co. 4.25% 11/15/23	380,000	376,231
		3,948,464
Construction Materials - 0.0%
Martin Marietta Materials, Inc. 0.65% 7/15/23	250,000	242,904
Containers & Packaging - 0.1%
Berry Global, Inc.:
0.95% 2/15/24	800,000	759,645
1.57% 1/15/26	280,000	249,650
1.65% 1/15/27	120,000	101,285
WRKCo, Inc.:
3% 9/15/24	190,000	181,725
4.65% 3/15/26	340,000	333,946
		1,626,251
Metals & Mining - 0.0%
Nucor Corp.:
2% 6/1/25	240,000	223,942
3.95% 5/23/25	440,000	430,783
Southern Copper Corp. 3.875% 4/23/25	240,000	231,420
Vale Overseas Ltd. 6.25% 8/10/26	640,000	657,120
		1,543,265
TOTAL MATERIALS		7,360,884
REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 0.9%
Alexandria Real Estate Equities, Inc. 3.45% 4/30/25	520,000	502,158
American Tower Corp.:
1.3% 9/15/25	677,000	608,872
1.6% 4/15/26	880,000	781,446
3.375% 5/15/24	763,000	743,142
3.65% 3/15/27	690,000	644,682
4.4% 2/15/26	290,000	282,803
AvalonBay Communities, Inc.:
2.95% 5/11/26	430,000	401,329
3.45% 6/1/25	620,000	598,636
Boston Properties, Inc.:
2.75% 10/1/26	640,000	580,658
3.65% 2/1/26	320,000	304,394
3.8% 2/1/24	520,000	509,510
Crown Castle International Corp.:
1.05% 7/15/26	250,000	216,341
1.35% 7/15/25	439,000	399,512
2.9% 3/15/27	560,000	511,764
3.7% 6/15/26	480,000	457,196
4.45% 2/15/26	260,000	254,169
EPR Properties 4.5% 6/1/27	400,000	346,983
Equinix, Inc. 1.45% 5/15/26	491,000	432,793
Federal Realty Investment Trust 1.25% 2/15/26	290,000	256,801
Healthcare Trust of America Holdings LP 3.5% 8/1/26	240,000	224,679
Healthpeak Properties, Inc. 1.35% 2/1/27	540,000	466,576
Kilroy Realty LP 4.375% 10/1/25	300,000	289,061
Kimco Realty Corp. 3.3% 2/1/25	1,630,000	1,568,443
National Retail Properties, Inc. 4% 11/15/25	240,000	230,678
Office Properties Income Trust 4.5% 2/1/25	730,000	646,698
Omega Healthcare Investors, Inc. 5.25% 1/15/26	500,000	488,081
Realty Income Corp.:
4.6% 2/6/24	450,000	447,770
4.625% 11/1/25	1,380,000	1,373,643
4.875% 6/1/26	340,000	341,690
Simon Property Group LP:
2% 9/13/24	970,000	918,808
3.25% 11/30/26	380,000	357,487
3.3% 1/15/26	800,000	762,901
3.375% 6/15/27	100,000	93,796
3.5% 9/1/25	360,000	346,292
SITE Centers Corp. 3.625% 2/1/25	320,000	301,964
Ventas Realty LP:
3.5% 4/15/24	100,000	97,193
3.5% 2/1/25	931,000	893,252
4.125% 1/15/26	120,000	116,018
VICI Properties LP 4.75% 2/15/28	550,000	518,463
Vornado Realty LP 2.15% 6/1/26	400,000	338,078
Welltower, Inc.:
3.625% 3/15/24	1,080,000	1,058,042
4% 6/1/25	320,000	312,329
4.25% 4/1/26	140,000	136,090
WP Carey, Inc. 4% 2/1/25	570,000	554,433
		21,715,654
Real Estate Management & Development - 0.1%
CBRE Group, Inc. 4.875% 3/1/26	250,000	250,075
Digital Realty Trust LP 3.7% 8/15/27	180,000	167,911
Essex Portfolio LP 3.5% 4/1/25	630,000	607,862
Mid-America Apartments LP 4% 11/15/25	480,000	464,774
Tanger Properties LP 3.875% 7/15/27	210,000	190,873
		1,681,495
TOTAL REAL ESTATE		23,397,149
UTILITIES - 2.0%
Electric Utilities - 1.3%
AEP Transmission Co. LLC 3.1% 12/1/26	180,000	169,107
American Electric Power Co., Inc.:
0.75% 11/1/23	880,000	843,217
1% 11/1/25	260,000	233,142
2.031% 3/15/24	1,110,000	1,066,577
Cleco Corporate Holdings LLC 3.743% 5/1/26	220,000	207,466
Connecticut Light & Power Co.:
0.75% 12/1/25	100,000	88,966
2.5% 1/15/23	100,000	99,711
3.2% 3/15/27	230,000	216,790
DTE Electric Co. 3.65% 3/15/24	360,000	353,956
Duke Energy Carolinas LLC 2.95% 12/1/26	240,000	228,500
Duke Energy Corp.:
0.9% 9/15/25	100,000	90,218
2.65% 9/1/26	340,000	316,165
3.25% 1/15/82 (c)	220,000	155,942
3.75% 4/15/24	1,100,000	1,083,032
3.95% 10/15/23	1,460,000	1,444,290
Duke Energy Florida LLC 3.2% 1/15/27	260,000	246,828
Edison International:
4.7% 8/15/25	110,000	107,554
5.75% 6/15/27	280,000	282,963
Entergy Corp. 0.9% 9/15/25	1,100,000	980,523
Entergy Louisiana LLC 2.4% 10/1/26	490,000	446,057
Eversource Energy:
2.9% 10/1/24	780,000	749,161
2.9% 3/1/27	160,000	146,810
3.8% 12/1/23	480,000	474,312
Exelon Corp.:
2.75% 3/15/27 (b)	600,000	553,043
3.4% 4/15/26	100,000	95,604
3.95% 6/15/25	630,000	617,093
FirstEnergy Corp. 2.05% 3/1/25	340,000	313,723
Florida Power & Light Co.:
2.85% 4/1/25	389,000	373,329
3.125% 12/1/25	530,000	508,938
Fortis, Inc. 3.055% 10/4/26	460,000	428,361
Georgia Power Co. 2.1% 7/30/23	910,000	891,238
Interstate Power and Light Co. 3.25% 12/1/24	200,000	192,896
NextEra Energy Capital Holdings, Inc.:
0.65% 3/1/23	770,000	762,119
1.875% 1/15/27	430,000	383,326
4.625% 7/15/27	1,130,000	1,120,671
Oncor Electric Delivery Co. LLC:
0.55% 10/1/25	340,000	302,071
2.75% 6/1/24	770,000	745,345
Pacific Gas & Electric Co.:
2.95% 3/1/26	210,000	192,180
3.15% 1/1/26	1,470,000	1,362,163
3.45% 7/1/25	240,000	227,129
3.5% 6/15/25	240,000	226,697
4.25% 8/1/23	930,000	918,649
4.95% 6/8/25	140,000	137,403
5.45% 6/15/27	310,000	302,138
Pinnacle West Capital Corp. 1.3% 6/15/25	140,000	126,320
PPL Capital Funding, Inc. 3.1% 5/15/26	270,000	252,188
Public Service Electric & Gas Co.:
0.95% 3/15/26	180,000	160,293
2.25% 9/15/26	260,000	237,683
Southern California Edison Co. 3.7% 8/1/25	1,680,000	1,633,223
Southern Co.:
2.95% 7/1/23	1,620,000	1,601,929
3.25% 7/1/26	1,890,000	1,794,976
5.15% 10/6/25	2,000,000	2,012,733
Southwestern Electric Power Co. 2.75% 10/1/26	320,000	292,440
Union Electric Co. 2.95% 6/15/27	170,000	158,676
Virginia Electric & Power Co.:
2.95% 11/15/26	420,000	391,913
3.15% 1/15/26	360,000	342,673
Xcel Energy, Inc.:
1.75% 3/15/27	590,000	521,226
3.3% 6/1/25	100,000	96,182
		30,307,858
Gas Utilities - 0.2%
Dominion Gas Holdings LLC 2.5% 11/15/24	3,041,000	2,890,083
ONE Gas, Inc.:
0.85% 3/11/23	136,000	135,700
1.1% 3/11/24	132,000	125,607
Southern California Gas Co.:
2.6% 6/15/26	510,000	473,749
3.15% 9/15/24	230,000	223,013
		3,848,152
Independent Power and Renewable Electricity Producers - 0.1%
Emera U.S. Finance LP 3.55% 6/15/26	390,000	365,816
Exelon Generation Co. LLC 3.25% 6/1/25	1,280,000	1,228,824
Southern Power Co. 4.15% 12/1/25	380,000	374,521
The AES Corp. 1.375% 1/15/26	330,000	293,156
		2,262,317
Multi-Utilities - 0.4%
Ameren Corp. 2.5% 9/15/24	400,000	381,110
Berkshire Hathaway Energy Co. 4.05% 4/15/25	1,000,000	990,395
CenterPoint Energy, Inc. 1.45% 6/1/26	370,000	329,680
Dominion Energy, Inc. 1.45% 4/15/26	1,900,000	1,707,500
DTE Energy Co.:
1.05% 6/1/25	920,000	833,583
2.85% 10/1/26	100,000	92,659
NiSource, Inc. 0.95% 8/15/25	1,343,000	1,211,008
Public Service Enterprise Group, Inc. 2.875% 6/15/24	1,300,000	1,254,965
San Diego Gas & Electric Co. 2.5% 5/15/26	280,000	260,112
Sempra Energy 3.25% 6/15/27	1,150,000	1,067,819
WEC Energy Group, Inc. 0.8% 3/15/24	710,000	671,312
		8,800,143
TOTAL UTILITIES		45,218,470
TOTAL NONCONVERTIBLE BONDS (Cost $747,587,266)		700,429,428

U.S. Government and Government Agency Obligations - 65.1%
	Principal Amount (a)	Value ($)
U.S. Government Agency Obligations - 0.9%
Fannie Mae:
0.375% 8/25/25	1,805,000	1,629,412
0.5% 6/17/25	5,180,000	4,717,362
0.625% 4/22/25	534,000	489,052
1.625% 10/15/24	800,000	758,756
1.75% 7/2/24	860,000	823,681
2.375% 1/19/23	380,000	378,926
Federal Home Loan Bank:
0.375% 9/4/25	460,000	414,665
0.5% 4/14/25	695,000	638,583
1.5% 8/15/24	125,000	118,743
Freddie Mac:
0.125% 10/16/23	2,000,000	1,919,659
0.25% 12/4/23	4,375,000	4,177,582
0.375% 7/21/25	1,600,000	1,448,553
0.375% 9/23/25	1,156,000	1,040,222
1.5% 2/12/25	1,590,000	1,495,242
2.75% 6/19/23	195,000	192,833
Tennessee Valley Authority 0.75% 5/15/25	240,000	218,912
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		20,462,183
U.S. Treasury Obligations - 64.2%
U.S. Treasury Notes:
0.125% 12/31/22	5,000	4,984
0.125% 6/30/23	6,000	5,841
0.125% 7/31/23	16,000	15,518
0.125% 8/15/23	15,000	14,519
0.125% 2/15/24	1,154,000	1,093,145
0.25% 3/15/24	7,742,000	7,320,726
0.25% 5/15/24	2,574,000	2,417,449
0.25% 6/15/24	13,928,000	13,040,090
0.25% 9/30/25	19,000	17,095
0.375% 4/15/24	3,846,000	3,630,113
0.375% 7/15/24	78,074,000	73,072,384
0.375% 8/15/24	60,656,000	56,585,413
0.375% 9/15/24	21,390,000	19,908,575
0.375% 4/30/25	46,590,000	42,531,574
0.375% 12/31/25	12,454,000	11,149,735
0.375% 7/31/27	9,800,000	8,359,094
0.375% 9/30/27	18,890,000	16,024,033
0.5% 11/30/23	16,000	15,339
0.5% 3/31/25	45,410,000	41,722,211
0.5% 2/28/26	93,461,000	83,446,792
0.5% 4/30/27	10,020,000	8,663,777
0.5% 5/31/27	22,960,000	19,782,372
0.5% 6/30/27	52,100,000	44,783,613
0.5% 8/31/27	8,110,000	6,935,951
0.5% 10/31/27	11,420,000	9,722,167
0.625% 10/15/24	38,120,000	35,557,324
0.75% 11/15/24	47,810,000	44,573,487
0.75% 3/31/26	14,241,000	12,806,330
0.75% 4/30/26	91,101,000	81,656,388
0.75% 5/31/26	22,470,000	20,086,073
0.75% 8/31/26	76,902,000	68,298,589
0.875% 6/30/26	37,323,000	33,458,028
1% 12/15/24	36,690,000	34,320,915
1.125% 1/15/25	10,865,000	10,164,292
1.125% 2/28/25	9,000	8,399
1.125% 10/31/26	81,294,000	72,999,472
1.25% 8/31/24	12,300,000	11,635,512
1.25% 12/31/26	36,690,000	33,003,802
1.375% 2/15/23	2,000	1,988
1.5% 2/29/24	1,590,000	1,530,002
1.5% 9/30/24	12,190,000	11,563,834
1.5% 10/31/24	11,247,000	10,655,654
1.5% 11/30/24	19,345,000	18,291,604
1.5% 1/31/27	21,024,000	19,079,280
1.625% 11/30/26	58,270,000	53,305,669
1.75% 6/30/24	63,654,000	60,978,543
1.75% 7/31/24	2,916,000	2,786,944
1.75% 12/31/24	15,972,000	15,165,289
1.75% 3/15/25	29,930,000	28,314,067
1.875% 8/31/24	27,980,000	26,749,317
2% 5/31/24	875,000	842,393
2% 11/15/26	44,090,000	40,950,310
2.125% 3/31/24	1,509,000	1,460,311
2.125% 11/30/24	7,480,000	7,163,561
2.25% 1/31/24	237,000	230,621
2.25% 3/31/24	12,030,000	11,664,401
2.5% 4/30/24	5,760,000	5,593,950
2.5% 5/31/24	28,800,000	27,932,625
2.5% 3/31/27	25,440,000	24,023,906
2.625% 5/31/27	24,980,000	23,708,557
2.75% 2/15/24	1,643,000	1,606,546
2.75% 4/30/27	42,130,000	40,194,653
2.75% 7/31/27	34,600,000	32,967,313
3% 6/30/24	28,260,000	27,593,241
3% 7/31/24	9,770,000	9,539,107
TOTAL U.S. TREASURY OBLIGATIONS		1,432,724,807
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,511,820,156)		1,453,186,990

Foreign Government and Government Agency Obligations - 0.9%
	Principal Amount (a)	Value ($)
Alberta Province 2.95% 1/23/24	2,900,000	2,838,665
British Columbia Province 2.25% 6/2/26	800,000	746,648
Chilean Republic 3.125% 3/27/25	320,000	309,760
Export Development Canada:
2.625% 2/21/24	200,000	194,854
2.75% 3/15/23	150,000	149,132
Hungarian Republic 5.75% 11/22/23	110,000	109,986
Italian Republic:
1.25% 2/17/26	910,000	785,422
2.375% 10/17/24	860,000	805,737
6.875% 9/27/23	770,000	774,948
Korean Republic:
3.875% 9/11/23	1,000,000	993,600
5.625% 11/3/25	120,000	122,014
Manitoba Province 2.6% 4/16/24	720,000	700,193
Ontario Province:
0.625% 1/21/26	900,000	800,672
2.5% 4/27/26	2,690,000	2,522,279
3.05% 1/29/24	910,000	892,009
3.4% 10/17/23	90,000	88,882
Panamanian Republic:
3.75% 3/16/25	200,000	194,475
4% 9/22/24	53,000	52,066
Peruvian Republic:
2.392% 1/23/26	110,000	102,300
7.35% 7/21/25	590,000	623,188
Philippine Republic:
4.2% 1/21/24	1,300,000	1,285,518
5.17% 10/13/27	1,000,000	1,018,860
10.625% 3/16/25	540,000	606,884
Polish Government 4% 1/22/24	730,000	720,784
Quebec Province:
2.5% 4/9/24	690,000	669,921
2.5% 4/20/26	1,250,000	1,176,875
United Mexican States 4.125% 1/21/26	750,000	733,875
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $21,480,557)		20,019,547

Supranational Obligations - 2.0%
	Principal Amount (a)	Value ($)
African Development Bank:
0.875% 7/22/26	1,200,000	1,057,375
3% 9/20/23	240,000	236,397
Asian Development Bank:
0.375% 9/3/25	3,275,000	2,940,084
0.5% 2/4/26	1,500,000	1,335,333
1.5% 10/18/24	300,000	283,867
2.625% 1/30/24	650,000	635,363
Asian Infrastructure Investment Bank:
0.25% 9/29/23	1,000,000	962,739
0.5% 10/30/24	3,000,000	2,777,450
Corporacion Andina de Fomento:
1.625% 9/23/25	1,000,000	909,749
3.75% 11/23/23	190,000	186,762
Council of Europe Development Bank 1.375% 2/27/25	910,000	853,805
European Investment Bank:
2.25% 6/24/24	8,478,000	8,194,181
2.5% 10/15/24	2,050,000	1,980,485
2.875% 8/15/23	800,000	789,274
3.125% 12/14/23	530,000	521,842
Inter-American Development Bank:
0.625% 7/15/25	750,000	683,478
0.875% 4/20/26	3,000,000	2,693,582
1.5% 1/13/27	3,500,000	3,168,299
2.625% 1/16/24	400,000	391,436
International Bank for Reconstruction & Development:
0.375% 7/28/25	3,000,000	2,713,126
0.5% 10/28/25	3,881,000	3,492,218
1.5% 8/28/24	850,000	807,269
1.625% 1/15/25	3,187,000	3,017,089
2.25% 3/28/24	1,000,000	969,706
2.5% 3/19/24	250,000	243,295
3% 9/27/23	490,000	482,650
International Finance Corp.:
0.375% 7/16/25	490,000	443,972
1.375% 10/16/24	1,706,000	1,610,324
2.875% 7/31/23	300,000	296,212
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $48,330,204)		44,677,362

Bank Notes - 0.2%
	Principal Amount (a)	Value ($)
Citizens Bank NA 2.25% 4/28/25	945,000	879,592
Fifth Third Bank, Cincinnati 3.85% 3/15/26	420,000	400,371
PNC Bank NA 4.2% 11/1/25	560,000	548,976
Truist Bank:
2.636% 9/17/29 (c)	1,270,000	1,184,381
3% 2/2/23	100,000	99,670
3.689% 8/2/24 (c)	1,510,000	1,497,968
TOTAL BANK NOTES (Cost $4,893,931)		4,610,958

Money Market Funds - 0.2%
	Shares	Value ($)
Fidelity Cash Central Fund 3.86% (e) (Cost $4,197,630)	4,196,791	4,197,630

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $2,338,309,744)	2,227,121,915
NET OTHER ASSETS (LIABILITIES) - 0.3%	5,589,271
NET ASSETS - 100.0%	2,232,711,186

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,941,885 or 0.3% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.86%	24,537,356	100,489,149	120,828,875	40,723	-	-	4,197,630	0.0%
Fidelity Securities Lending Cash Central Fund 3.86%	7,932,225	7,997,735	15,929,960	942	-	-	-	0.0%
Total	32,469,581	108,486,884	136,758,835	41,665	-	-	4,197,630

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds, U.S. Government and Government Agency Obligations, Foreign Government and Government Agency Obligations, Supranational Obligations and Bank Notes are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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